Average Annual Total Returns - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - Fidelity Advisor Focused Emerging Markets Fund	Dec. 30, 2024
Fidelity Advisor Focused Emerging Markets Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.90%
Past 5 years	5.85%
Past 10 years	4.00%
Fidelity Advisor Focused Emerging Markets Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.86%
Past 5 years	5.12%
Past 10 years	3.67%
Fidelity Advisor Focused Emerging Markets Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.59%
Past 5 years	4.77%
Past 10 years	3.31%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	6.32%
Past 5 years	6.28%
Past 10 years	3.97%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	4.07%
Past 5 years	6.06%
Past 10 years	3.96%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	8.45%
Past 5 years	7.45%
Past 10 years	4.96%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	8.60%
Past 5 years	7.59%
Past 10 years	5.11%
MC041
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	2.70%